Leases - Summary of Amounts Recorded in Income Statement and Cash Flow Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Depreciation of right of use assets	$ 781	$ 656
Short term, low-value and variable lease costs	895	675
Interest on lease liabilities	109	90	$ 47
Principal lease payments	770	671
Lease interest payments	$ 109	$ 90